Segment information (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 3,087	$ 2,813	$ 2,527
Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,765	2,571	2,243
All Other operating segment
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	173	168	172
Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	140	89	77
Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	9	(15)	35
Machinery and Power Systems | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,976	1,863	1,533
Machinery and Power Systems | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,273	2,082	1,802
Machinery and Power Systems | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,976	1,863	1,533
Machinery and Power Systems | Business | All Other operating segment
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	173	168	172
Machinery and Power Systems | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	140	89	77
Machinery and Power Systems | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	(16)	(38)	20
Financial Products | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	814	731	725
Financial Products | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	789	708	710
Financial Products | Business | All Other operating segment
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 25	$ 23	$ 15